RETIREMENT PLANS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Company 401k plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions	$ 0	$ 0